                                                       -------------------------
                              UNITED STATES                     OMB APPROVAL
                   SECURITIES AND EXCHANGE COMMISSION  -------------------------
                         Washington, D.C. 20549        OMB Number:     3235-0456
                                                       Expires:  August 31, 2000
                               FORM 24F-2              Estimated average burden
                    ANNUAL NOTICE OF SECURITIES SOLD   hours per response......1
                         PURSUANT TO RULE 24F-2        -------------------------

  READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

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1.     Name and address of issuer:

       Security Varilife Separate Account
       700 Harrison
       Topeka, Kansas 66636-0001
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2.     Name of each series or class of securities  for which this Form is filed
       (If the Form is being filed for all series and classes of  securities of
       the issuer, check the box but do not list series or classes):         |_|

       Security Varilife
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3.     Investment Company Act File Number:  811-08276

       Securities Act File Number:  033-73724
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4(a).  Last day of fiscal year for which this Form is filed:

       December 31, 2000
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4(b).  |_|  Check  box if this  Form is being  filed  late  (i.e.,  more than 90 calendar  days  after the end of the  issuer's  fiscal  year).  (See
            Instruction A.2)

NOTE:  IF  THE  FORM  IS  BEING  FILED  LATE,  INTEREST  MUST  BE  PAID  ON  THE
       REGISTRATION FEE DUE.
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4(c).  |_|  Check box if this is the last time the  issuer  will be filing  this
            Form.
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5.     Calculation of registration fee:

          (i)  Aggregate sale price of securities
               sold during the fiscal year pursuant
               to section 24(f):                                    $          0
                                                                     -----------

         (ii)  Aggregate price of securities
               redeemed or repurchased during the
               fiscal year:                            $          0
                                                        -----------

        (iii)  Aggregate price of securities
               redeemed or repurchased during any
               PRIOR fiscal year ending no earlier
               than October 11, 1995 that were
               not previously used to reduce
               registration fees payable to the
               Commission:                             $          0
                                                        -----------

         (iv)  Total available redemption credits
               [add items 5(ii) and 5(iii)]:                       -$          0
                                                                     -----------

          (v)  Net sales - if Item 5(i) is greater
               than Item 5(iv) [subtract Item 5(iv)
               from Item 5(i)]:                                     $          0
                                                                     -----------

       -------------------------------------------------------------------------
         (vi)  Redemption credits available for use
               in future years - if Item 5(i) is
               less than Item 5(iv) [subtract Item
               5(iv) from Item 5(i)]:                  $(0)
                                                        -----------
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        (vii)  Multiplier for determining
               registration fee (See Instruction
               C.9):                                                x    .000250
                                                                     -----------

       (viii)  Registration fee due [multiply Item
               5(v) by Item 5(vii)] (enter "0" if no
               fee is due):                                        =$          0
                                                                     ===========
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6.     Prepaid Shares

       If the  response to item 5(i) was  determined  by  deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before  [effective  date of rescission of rule
       24e-2],  then report the amount of securities  (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal  year for which  this form is filed that are  available for use by the issuer in future  fiscal  years,  then  state that  number here: __________.
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7.     Interest due - if this Form is being filed more than
       90 days after the end of the issuer's fiscal year
       (see Instruction D):                                        +$          0
                                                                     -----------
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8.     Total of the amount of the registration fee due plus
       any interest due [line 5(viii) plus line 7]:                =$          0
                                                                     ===========
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9.     Date  the  registration  fee and any  interest  payment  was  sent to the
       Commission's lockbox depository:

       Method of Delivery:
            |_|  Wire Transfer
            |_|  Mail or other means
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                                   SIGNATURES

This  report has been  signed  below by the  following  persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*                      AMY J. LEE
                         -------------------------------------------------------

                                     Amy J. Lee, Assistant Secretary
                         -------------------------------------------------------

Date        March 26, 2001
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  *Please print the name and title of the signing officer below the signature.